PENSION AND OTHER POSTRETIREMENT BENEFITS - Schedule of Change in Plan Assets (Details) - USD ($) $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 07, 2025	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024
Pension Benefits
Change in plan assets:
Fair value of plan assets at the beginning of the period	$ 2,369	$ 2,454	$ 2,352	$ 2,507
Actual return on plan assets		80	77	100
Employer contributions		115	172	80
Benefits paid		(107)	(232)	(335)
Participants’ contributions		0	0	0
Retiree Medicare drug subsidy		0	0	0
Fair value of plan assets at the ending of the period	2,454	2,542	2,369	2,352
Adjustments to Paramount Global’s basis (Note 2)	85
Postretirement Benefits
Change in plan assets:
Fair value of plan assets at the beginning of the period	0	0	0	0
Actual return on plan assets		0	0	0
Employer contributions		11	19	25
Benefits paid		(17)	(31)	(34)
Participants’ contributions		5	10	6
Retiree Medicare drug subsidy		1	2	3
Fair value of plan assets at the ending of the period	0	$ 0	$ 0	$ 0
Adjustments to Paramount Global’s basis (Note 2)	$ 0